Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	¥ (71,166)	¥ 51,860	¥ (13,888)
Amortization of actuarial loss	15,585	3,460	4,433
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	33,800	(54,150)	(21,753)
Amortization of actuarial loss	(10,023)	(13,546)	(16,277)
Amortization of prior service credit	12,800	12,306	13,079
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total	36,577	(55,390)	(24,951)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	37,366	2,290	31,661
Amortization of actuarial loss	(1,698)	(2,005)	(1,351)
Amortization of prior service credit	61	143	116
Curtailments and settlements	(16,725)	(358)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total	¥ 19,004	¥ 70	¥ 30,426